SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful debts	$ 690	$ 418
Advertising costs	735	828	$ 528
Goodwill impairment			1,563
Deferred revenues	2,143	1,652
Revenue recognized	1,879	2,001	854
Amortization expense of capitalized internal-use software costs	147	0	$ 0
Israeli employees [Member]
Total severance liabilities	1,556	1,493
Deposits to cover severance liabilities	1,391	1,264
Accrued Expenses [Member]
Deferred revenues	2,143	1,652
Other Liabilities [Member]
Deferred revenues	$ 263	$ 268
Sales Revenue, Goods, Net [Member]
Concentration risk, percentage	70.00%	69.00%	72.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
Concentration risk, percentage	48.00%	41.00%	38.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
Concentration risk, percentage	22.00%	28.00%	34.00%
Accounts Receivable [Member]
Concentration risk, percentage	47.00%	57.00%	55.00%
Europe Japan And Israel [Member]
Total cash balance not insured by the FDIC	$ 55,301
United States [Member]
Cash and cash equivalents and restricted cash	5,773
Total cash balance not insured by the FDIC	$ 5,523
Minimum [Member]
Ownership interest	20.00%
FDIC Insured amount	$ 250
Contract term	2 years
Maximum [Member]
Ownership interest	50.00%
Contract term	5 years
Letter of Credit [Member]
Restricted cash	$ 3,991	$ 733
Cash Restricted For Payments To Local Tax Authorities [Member]
Restricted cash	$ 5,481	$ 1,760